Convertible Debt (Details 2) - Embedded Derivative One [Member]	12 Months Ended
Jun. 30, 2016 $ / shares
Fair value of the embedded derivative determined using the Black-Scholes Model with assumptions:
(1) dividend yield of	0.00%
(2) expected volatility of	156.00%
(3) risk-free interest rate of	0.73%
(4) expected life of	2 years
(5) fair value of the Company's common stock of	$ 0.06